Registration No. 333-170422
Investment Company Act No. 811-22492

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 2012

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 6	☒
(Check Appropriate Box or Boxes)

MAINGATE TRUST (Exact Name of Registrant as Specified in Charter)

6075 Poplar Ave., Suite 402 Memphis, TN 38119 (Address of Principal Executive Offices)

(907)537-1866 (Registrant's Telephone Number, Including Area Code)

Agent for Service: Geoffrey Mavar MainGate Trust 6075 Poplar Ave Suite 402 Memphis, TN 38119	With Copy to: DeeAnne Sjögren Thompson Coburn LLP One US Bank Plaza St. Louis, MO 63101-1611

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 3 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 2 on Form N-1A filed on March 29, 2012.  This PEA No. 3 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 2 to the Trust’s Registration Statement.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 3 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Memphis and State of Tennessee on the 16th day of April, 2012.

MainGate Trust

By: /s/Matthew G. Mead
Matthew G. Mead
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Matthew G. Mead	Trustee and President	April 16, 2012
Matthew G. Mead

/s/Geoffrey P. Mavar	Trustee and Chief Financial Officer	April 16, 2012
Geoffrey P. Mavar

/s/ Robert A. Reed* Robert A. Reed	Trustee	April 16, 2012

/s/ Darrison N. Wharton* Darrison N. Wharton	Trustee	April 16, 2012

/s/ David C. Burns* David C. Burns	Trustee	April 16, 2012

/s/ Marshall K.Gramm* Marshall K.Gramm	Trustee	April 16, 2012

/s/ Barry Samuels* Barry Samuels	Trustee	April 16, 2012

/s/ Moss W. Davis* Moss W. Davis	Trustee	April 16, 2012

By: /s/Geoffrey P. Mavar
       Attorney-in-fact

*Geoffrey P. Mavar signs this document on behalf of each of the foregoing persons pursuant to the Powers of Attorney.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE